[Invesco Advisers, Inc. Letterhead]
September 26, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Investment Funds (Invesco Investment Funds) CIK 0000826644 Invesco Van Kampen Global Tactical Asset Allocation Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on September 14, 2011 (Accession Number: 0000950123-11-084506).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel